RS Investment Trust

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to the Prospectus (Class A, C, K, Y shares),

dated May 1, 2015, as supplemented July 15, 2015 and September 4, 2015

Victory Capital Management Inc. (“Victory Capital”), a multi-boutique asset management firm, has agreed to acquire RS Investment Management Co. LLC (“RS Investments”), the investment adviser to the RS Funds. The transaction, which is expected to close by the end of the second quarter of 2016, is subject to regulatory approvals in addition to customary closing conditions and consents, including approvals related to the RS Funds, described below.

RS Investments anticipates recommending to the Board of Trustees of RS Investment Trust that each of the RS Funds reorganize into a corresponding, newly-formed fund within the Victory family of funds with similar investment objectives, strategies, and risks (each, an “Acquiring Fund”). Victory Capital will serve as the investment adviser to each Acquiring Fund. RS Investments anticipates that each Acquiring Fund will be managed by the same investment management team as currently manages the corresponding RS Fund (whether at RS Investments or, as applicable, the relevant sub-adviser) except that RS Investments anticipates that it will recommend that RS Investment Quality Bond Fund and RS Low Duration Bond Fund reorganize into corresponding Acquiring Funds managed by INCORE Capital Management, an existing Victory Capital investment franchise. The reorganizations are subject to approval by shareholders of the RS Funds and the boards of trustees of RS Investment Trust and Victory Portfolios.

December 18, 2015

RS Investment Trust

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

RS Focused Opportunity Fund	RS International Fund
RS Focused Growth Opportunity Fund	RS Global Fund
RS Partners Fund	RS Emerging Markets Fund
RS Value Fund	RS Emerging Markets Small Cap Fund
RS Large Cap Alpha Fund	RS China Fund
RS Investors Fund	RS Investment Quality Bond Fund
RS Global Natural Resources Fund	RS Low Duration Bond Fund
RS Small Cap Growth Fund	RS High Yield Fund
RS Select Growth Fund	RS Tax-Exempt Fund
RS Mid Cap Growth Fund	RS High Income Municipal Bond Fund
RS Growth Fund	RS Floating Rate Fund
RS Technology Fund	RS Strategic Income Fund
RS Small Cap Equity Fund

Supplement to each Fund’s Summary Prospectus, dated May 1, 2015,

as revised May 11, 2015 (for RS Mid Cap Growth Fund), June 30, 2015 (for RS Emerging Markets Small Cap Fund), and September 4, 2015 (for RS Investors Fund)

Before you invest, you may want to review the Funds’ prospectus, which contains more information about the Funds and their risks. You can find the Funds’ prospectus and other information about the Funds, including the Funds’ Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.rsinvestments.com/prospectus. You can also get this information at no cost by calling 800.766.3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. The Summary Prospectuses dated May 1, 2015, as revised May 11, 2015 (for RS Mid Cap Growth Fund), June 30, 2015 (for RS Emerging Markets Small Cap Fund), and September 4, 2015 (for RS Investors Fund) and as supplemented December 18, 2015, incorporate by reference the Funds’ Prospectus, dated May 1, 2015, as supplemented July 15, 2015, September 4, 2015, and December 18, 2015, the Funds’ SAI, dated May 1, 2015, as supplemented June 30, 2015, and the financial statements included in the Funds’ annual reports to shareholders, dated December 31, 2014.

Victory Capital Management Inc. (“Victory Capital”), a multi-boutique asset management firm, has agreed to acquire RS Investment Management Co. LLC (“RS Investments”), the investment adviser to the RS Funds. The transaction, which is expected to close by the end of the second quarter of 2016, is subject to regulatory approvals in addition to customary closing conditions and consents, including approvals related to the RS Funds, described below.

RS Investments anticipates recommending to the Board of Trustees of RS Investment Trust that each of the RS Funds reorganize into a corresponding, newly-formed fund within the Victory family of funds with similar investment objectives, strategies, and risks (each, an “Acquiring Fund”). Victory Capital will serve as the investment adviser to each Acquiring Fund. RS Investments anticipates that each Acquiring Fund will be managed by the same investment management team as currently manages the corresponding RS Fund (whether at RS Investments or, as applicable, the relevant sub-adviser) except that RS Investments anticipates that it will recommend that RS Investment Quality Bond Fund and RS Low Duration Bond Fund reorganize into corresponding Acquiring Funds managed by INCORE Capital Management, an existing Victory Capital investment franchise. The reorganizations are subject to approval by shareholders of the RS Funds and the boards of trustees of RS Investment Trust and Victory Portfolios.

December 18, 2015